Fair Value Measurement - Additional information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Liabilities Assets	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Number of non-financial assets | Assets	0
Number of non-financial liabilities | Liabilities	0
Transfers between levels | $	$ 0	$ 0	$ 0